CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 620,000	$ 543,966	$ 452,826
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	7,861	7,620	6,890
Amortization of premium and accretion of discount on marketable securities, net	33,784	28,092	14,428
Other than temporary impairment net of gain on sale of marketable securities previously impaired	0	(2,017)	785
Realized gain on sale of marketable securities, net	(1,436)	(672)	(974)
Amortization of intangible assets	7,028	43,925	51,876
Stock-based compensation	45,287	39,835	35,180
Deferred income taxes, net	(1,453)	(11,552)	(11,674)
Excess tax benefit from stock-based compensation	(11,128)	(7,956)	(4,763)
Accrued severance pay, net	57	(546)	(55)
Decrease (increase) in trade receivables, net of allowances for doubtful accounts and sales reserves	(16,337)	(73,674)	536
Decrease (increase) in prepaid expenses and other current assets and other assets	4,592	(4,917)	(5,742)
Increase (decrease) in trade payables	5,445	(5,999)	789
Increase in employees and payroll accruals	958	8,988	13,647
Increase in accrued expenses and other liabilities	117,371	90,384	97,178
Increase in deferred revenues	37,512	87,487	37,649
Net cash provided by operating activities	849,541	742,964	688,576
Cash flows from investing activities:
Cash paid in conjunction with acquisitions, net of acquired cash		(15,060)	(13,957)
Proceeds from maturity of marketable securities	991,578	820,365	605,725
Proceeds from sale of marketable securities	242,074	23,655	44,096
Investment in marketable securities	(1,589,115)	(1,173,398)	(1,090,416)
Investment in short-term deposits	(10,602)	(222,455)
Purchase of property and equipment	(8,195)	(7,195)	(4,910)
Net cash used in investing activities	(374,260)	(574,088)	(459,462)
Cash flows from financing activities:
Proceeds from issuance of shares under stock purchase plan and upon exercise of options	61,011	71,493	103,815
Acquisition of non-controlling interest in Sofaware		(6,556)
Purchase of treasury shares at cost	(466,164)	(300,000)	(200,000)
Excess tax benefit from stock-based compensation	11,128	7,956	4,763
Net cash used in financing activities	(394,025)	(227,107)	(91,422)
Increase (decrease) in cash and cash equivalents	81,256	(58,231)	137,692
Cash and cash equivalents at the beginning of the year	493,546	551,777	414,085
Cash and cash equivalents at the end of the year	574,802	493,546	551,777
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 85,897	$ 63,593	$ 59,945